Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Operation (Detail) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Income Statement [Abstract]
Loss from operations						$ 4,900,000
Change in fair value of warrant liabilities	$ 0	$ 9,327,999			$ 12,670,532	4,664,000
Offering costs associated with private placement warrants						9,344
Net gain from investments held in Trust Account	0	12,297			59,364	227,051
Loss before income tax expense						(4,788,306)
Income tax expense						22,010
Net loss	$ (23,465)	$ (11,183,715)			$ (16,800,861)	(4,810,316)
Common Class A [Member]
Income Statement [Abstract]
Loss from operations						$ 4,800,000
Weighted Average Number of Shares Outstanding, Basic and Diluted	0	48,300,000			48,300,000	48,042,857
Earnings Per Share, Basic and Diluted	$ 0	$ 0			$ 0	$ 0.00
Common Class B [Member]
Income Statement [Abstract]
Loss from operations						$ 83,000
Weighted Average Number of Shares Outstanding, Basic and Diluted	10,500,000	12,075,000			12,075,000	11,509,432
Earnings Per Share, Basic and Diluted	$ 0.00	$ (0.93)			$ (1.39)	$ (0.43)
As Previously Reported
Income Statement [Abstract]
Loss from operations			$ (142,226)	$ (165,691)		$ (342,013)
Net gain from investments held in Trust Account			83,554	83,554		227,051
Loss before income tax expense			(58,672)	(82,137)		(114,962)
Income tax expense			2,347	2,347		22,010
Net loss			$ (61,019)	$ (84,484)		$ (136,972)
As Previously Reported | Common Class A [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			47,612,727	47,612,727		48,042,857
As Previously Reported | Common Class B [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			12,075,000	12,075,000		11,509,432
Earnings Per Share, Basic and Diluted			$ (0.01)	$ (0.01)		$ (0.02)
Restatement Adjustment
Income Statement [Abstract]
Change in fair value of warrant liabilities			$ (1,243,733)	$ (1,243,733)		$ (4,664,000)
Offering costs associated with private placement warrants			(9,344)	(9,344)		(9,344)
Loss before income tax expense			(1,253,077)	(1,253,077)		(4,673,344)
Net loss			$ (1,253,077)	$ (1,253,077)		(4,673,344)
Restatement Adjustment | Common Class B [Member]
Income Statement [Abstract]
Earnings Per Share, Basic and Diluted			$ (0.10)	$ (0.10)
As Restated
Income Statement [Abstract]
Loss from operations			$ (142,226)	$ (165,691)		(342,013)
Change in fair value of warrant liabilities			(1,243,733)	(1,243,733)		(4,664,000)
Offering costs associated with private placement warrants			(9,344)	(9,344)		(9,344)
Net gain from investments held in Trust Account			83,554	83,554		227,051
Loss before income tax expense			(1,311,749)	(1,335,214)		(4,788,306)
Income tax expense			2,347	2,347		22,010
Net loss			$ (1,314,096)	$ (1,337,561)		$ (4,810,316)
As Restated | Common Class A [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			47,612,727	47,612,727		48,042,857
Earnings Per Share, Basic and Diluted						$ 0.00
As Restated | Common Class B [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted			12,075,000	12,075,000		11,509,432
Earnings Per Share, Basic and Diluted			$ (0.11)	$ (0.11)		$ (0.43)